Other receivables and prepayments, net	12 Months Ended
Dec. 31, 2024
Other receivables and prepayments, net
Other receivables and prepayments, net
5.	Other receivables and prepayments, net
Components of other receivables and prepayments are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
VAT and EIT recoverable	409,455	688,291
Deposits	92,008	51,943
Interest receivable	747,028	764,049
Prepayment to suppliers related to procurement activities of goods and services	404,274	309,309
Prepaid expense	76,311	96,475
Loans to third parties	137,400	184,700
Advances to suppliers related to financing activities	266,895	330,902
Others	232,620	162,668

Subtotal	2,365,991	2,588,337
Allowance for doubtful accounts:
Balance at beginning of the year	(50,038)	(67,379)
Write-offs	2,906	—
Provision	(20,247)	(47,908)

Allowance as of the end of the year	(67,379)	(115,287)

Total	2,298,612	2,473,050